Significant Contingencies and Unrecognized Contract Commitments - Additional Information (Detail) ¥ in Millions, $ in Millions, $ in Millions	Jan. 27, 2022 TWD ($)	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 CNY (¥)	Jul. 31, 2023 CNY (¥)	Jul. 31, 2023 USD ($)
Disclosure of contingent liabilities [line items]
Amounts available under unused letters of credit		$ 33,200
Litigations, electricity supply and customs tax guarantee		2,200
Patent license agreements and development contracts of intellectual property, contract amount		3,800
Royalties and development fees not yet recognized		1,200
Construction contracts, amount		70,600
Construction contracts not yet recognized		$ 38,400
Final Decision By The Authority [Member] | Micron Technology [Member] | Intellecutal Property And Commercial Court [Member]
Disclosure of contingent liabilities [line items]
Amount of fine	$ 20
Probation period	2 years
UNITED SEMICONDUCTOR (XIAMEN) CO., LTD. (USCXM) [member]
Disclosure of contingent liabilities [line items]
Amount of investment in subsidiaries | ¥			¥ 8,300
Repurchase from the other investors of their investments | ¥			¥ 4,900
Investments in subsidiaries by entity				¥ 4,120	$ 660
Additional Investment by entity subsidiary				740	$ 120
Cumulative investment in subsidiary by group | ¥				¥ 4,900